Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,189	$ 1,012
Unfavourable changes reflected in profit or loss	(1,213)	(1,034)
Favourable changes reflected in OCI	65	113
Un-favourable changes reflected in OCI	$ (55)	(112)
Confidence level corresponding to results of technique other than confidence level technique used for determining risk adjustment for non-financial risk	95.00%
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 264	143
Unfavourable changes reflected in profit or loss	(291)	(146)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	914	849
Unfavourable changes reflected in profit or loss	(911)	(868)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	11	20
Unfavourable changes reflected in profit or loss	(11)	(20)
Favourable changes reflected in OCI	65	113
Un-favourable changes reflected in OCI	$ (55)	$ (112)